Trade Receivables - Summary of Breakdown For The Loss Allowance (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information about Trade Receivables Allowance Account For Credit Losses [Line Items]
Beginning Balance	€ 6,211	€ 6,308
Provisions	383	1,363
Write off	(334)	(1,551)
Net foreign exchange differences	(77)	91
Ending Balance	€ 6,183	€ 6,211